PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Schedule of Prepaid Expenses And Other Current Assets [Line Items]
Prepaid expenses and other deposits	$ 13,878,586	$ 12,342,115
Trade Deposits To Suppliers [Member]
Schedule of Prepaid Expenses And Other Current Assets [Line Items]
Prepaid expenses and other deposits	9,425,797	10,318,638
Other Short Term Advances To Third Parties [Member]
Schedule of Prepaid Expenses And Other Current Assets [Line Items]
Prepaid expenses and other deposits	731,049	$ 546,022
Other Short Term Loan to Related Parties [Member]
Schedule of Prepaid Expenses And Other Current Assets [Line Items]
Prepaid expenses and other deposits	$ 3,360,891
Debt instrument, interest rate	6.10%
Utility and Sundry Deposits [Member]
Schedule of Prepaid Expenses And Other Current Assets [Line Items]
Prepaid expenses and other deposits	$ 8,532	$ 1,085,920
Short Term Advances To Employees [Member]
Schedule of Prepaid Expenses And Other Current Assets [Line Items]
Prepaid expenses and other deposits	$ 352,317	$ 391,535